                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):   [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seth W. Hamot*
Address: c/o Roark, Rearden & Hamot Capital Management, LLC
         420 Boylston Street
         Boston, MA 02116

Form13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seth W. Hamot
Phone: (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot              Boston, MA                     February 14, 2006
-----------------------------  -----------------------------  -----------------

* Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC and the managing member of Roark, Rearden & Hamot, LLC. Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Roark, Rearden & Hamot, LLC is the general partner of Costa Brava Partnership III L.P.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-_________________   Roark, Rearden & Hamot Capital Management, LLC